SUPPLEMENT DATED DECEMBER 7, 2018

TO THE PACIFIC SELECT FUND PROSPECTUS FOR

CLASS D, I AND P SHARES DATED MAY 1, 2018

This supplement revises the Pacific Select Fund Prospectus for Class D, I and P Shares dated May 1, 2018, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

In the General Investment Information subsection, the third and fourth sentence of the second paragraph are deleted.  In addition, the fifth paragraph is deleted and replaced with the following:

Each Fund is impacted by the liquidity of its investments. Liquidity risk for a Fund is defined as the risk that such Fund would not be able to meet requests to redeem shares without the significant dilution of the interests of the remaining investors in that Fund.  To address this risk, unless otherwise noted, all Funds may hold some cash or cash equivalents for redemption purposes.

Each Fund may hold illiquid investments from time to time, depending upon market conditions and events. An investment, even one that is generally very liquid, may become less liquid or illiquid. A Fund may not acquire illiquid securities if, as a result of such purchases, illiquid holdings would comprise more than 15% of the value of the Fund’s net assets. Once the value of a Fund’s illiquid investments exceeds 15%, that Fund may not make any additional purchases of illiquid investments. If, through the appreciation of illiquid securities or the depreciation of liquid securities or other factors (such as the determination of previously liquid securities as illiquid), a Fund’s net assets are in excess of 15% of illiquid investments, PLFA will take appropriate steps to address the liquidity of that Fund in accordance with the Trust’s Liquidity Risk Management Program.

In the Additional Information About Principal Risks subsection, the first sentence of Liquidity Risk is deleted and replaced with the following:

Generally, a security or investment is considered illiquid if it is not reasonably expected to be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market value of the security.

Form No. 15-50012-00

PSFSUP1218

SUPPLEMENT DATED DECEMBER 7, 2018

TO THE PACIFIC SELECT FUND PROSPECTUS FOR

CLASS P SHARES DATED MAY 1, 2018

This supplement revises the Pacific Select Fund Prospectus for Class P Shares dated May 1, 2018 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

In the General Investment Information subsection, the third and fourth sentence of the second paragraph are deleted.  In addition, the fifth paragraph is deleted and replaced with the following:

Each Fund is impacted by the liquidity of its investments. Liquidity risk for a Fund is defined as the risk that such Fund would not be able to meet requests to redeem shares without the significant dilution of the interests of the remaining investors in that Fund.  To address this risk, unless otherwise noted, all Funds may hold some cash or cash equivalents for redemption purposes.

Each Fund may hold illiquid investments from time to time, depending upon market conditions and events. An investment, even one that is generally very liquid, may become less liquid or illiquid. A Fund may not acquire illiquid securities if, as a result of such purchases, illiquid holdings would comprise more than 15% of the value of the Fund’s net assets. Once the value of a Fund’s illiquid investments exceeds 15%, that Fund may not make any additional purchases of illiquid investments. If, through the appreciation of illiquid securities or the depreciation of liquid securities or other factors (such as the determination of previously liquid securities as illiquid), a Fund’s net assets are in excess of 15% of illiquid investments, PLFA will take appropriate steps to address the liquidity of that Fund in accordance with the Trust’s Liquidity Risk Management Program.

In the Additional Information About Principal Risks subsection, the first sentence of Liquidity Risk is deleted and replaced with the following:

Generally, a security or investment is considered illiquid if it is not reasonably expected to be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market value of the security.

SUPPLEMENT DATED DECEMBER 7, 2018

TO THE PACIFIC SELECT FUND PROSPECTUS FOR

SMALL-CAP GROWTH CLASS P SHARES DATED MAY 1, 2018

This supplement revises the Pacific Select Fund Prospectus for Small-Cap Growth Class P Shares dated May 1, 2018 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

In the General Investment Information subsection, the following is added after the third paragraph:

The Fund may be impacted by the liquidity of its investments. Liquidity risk for a Fund is defined as the risk that such Fund would not be able to meet requests to redeem shares without the significant dilution of the interests of the remaining investors in that Fund.  To address this risk, unless otherwise noted, the Fund may hold some cash or cash equivalents for redemption purposes.

A Fund may hold illiquid investments from time to time, depending upon market conditions and events. An investment, even one that is generally very liquid, may become less liquid or illiquid. A Fund may not acquire illiquid securities if, as a result of such purchases, illiquid holdings would comprise more than 15% of the value of the Fund’s net assets. Once the value of a Fund’s illiquid investments exceeds 15%, that Fund may not make any additional purchases of illiquid investments. If, through the appreciation of illiquid securities or the depreciation of liquid securities or other factors (such as the determination of previously liquid securities as illiquid), a Fund’s net assets are in excess of 15% of illiquid investments, PLFA will take appropriate steps to address the liquidity of that Fund in accordance with the Trust’s Liquidity Risk Management Program.

In the Additional Information About Principal Risks subsection, the first sentence of Liquidity Risk is deleted and replaced with the following:

Generally, a security or investment is considered illiquid if it is not reasonably expected to be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market value of the security.

SUPPLEMENT DATED DECEMBER 7, 2018

TO THE PACIFIC SELECT FUND STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2018

This supplement revises the Pacific Select Fund Statement of Additional Information dated May 1, 2018, as supplemented (the “SAI”), and must be preceded or accompanied by the SAI. The changes within this supplement are currently in effect. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

DESCRIPTION OF CERTAIN SECURITIES, INVESTMENTS AND RISKS

The Illiquid and Restricted Securities (including Private Placements) section is deleted and replaced with the following:

Restricted and Unregistered Securities

The securities in which certain Funds may invest may be unregistered and/or have restrictions or conditions attached to their resale.

Restricted securities may be sold only in a public offering with respect to which a registration statement is in effect under the 1933 Act, or in a transaction that is exempt from such registration such as certain privately negotiated transactions. For example, restricted securities issued in reliance on Rule 144A under the 1933 Act (“144A securities”) are subject to restrictions on resale but may be purchased by certain “qualified institutional buyers” without the necessity for registration of the securities.

Some unregistered securities may require registration. Where registration is required, a Fund (as a registrant) may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

In a typical Private Investment in Public Equity (“PIPE”) transaction, the issuer sells shares of common stock at a discount to current market prices to a Fund and may also issue warrants enabling a Fund to purchase additional shares at a price equal to or at a premium to current market prices. Because the shares issued in a PIPE transaction are “restricted securities” under the federal securities laws, a Fund cannot freely trade the securities until the issuer files a registration statement to provide for the public resale of the shares, which typically occurs after the completion of the PIPE transaction and the public registration process with the SEC is completed, a period would can last many months. PIPEs may contain provisions that the issuer will pay specified financial penalties to a Fund if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the securities will be publicly registered, or that the registration will be maintained.

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In the Linked Securities section, in the Event-Linked Bonds subsection, the third sentence of the last paragraph is deleted.

In the Bank Obligations section, the last sentence of the second paragraph is deleted and replaced with the following:

See the “Restricted and Unregistered Securities” section regarding limitations of certain bank obligations.

Form No. 15-50013-00

PSFSAI1218

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